INVENTORY	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORY	INVENTORY
The following table presents the components of inventory:

AS AT DEC. 31 (MILLIONS)	2023	2022
Industrial products	$2,303	$2,911
Residential properties under development	2,109	1,558
Land held for development	1,715	1,895
Completed residential properties	1,396	2,342
Other[1]	3,889	4,137
Total	$11,412	$12,843
1.As at December 31, 2023, the significant components of other inventory are fuel inventory of $597 million (2022 – $850 million) and logistics buildings of $773 million (2022 – $575 million).
The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$7,060	$9,108
Non-current	4,352	3,735
Total	$11,412	$12,843
During the year ended December 31, 2023, the company recognized $41.9 billion of inventory relating to cost of goods sold (2022 – $44.1 billion) and a $315 million expense for impaired inventory (2022 – $110 million). The carrying amount of inventory pledged as collateral as at December 31, 2023 was $5.4 billion (2022 – $7.1 billion).